UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07527

Turner Funds
(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 100 Berwyn, PA		19312
(Address of principal executive offices)		(Zip code)

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-224-6312

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2016

Item 1.   Schedules of Investments.

Schedule of investments

Turner Medical Sciences Long/Short Fund

June 30, 2016

(Unaudited)

		Value
	Shares	(000)
Common stock-93.0%
Biotechnology-33.6%
Achillion Pharmaceuticals*^	283,350	$2,211
Alexion Pharmaceuticals*	7,700	899
Alnylam Pharmaceuticals*	10,370	575
Cidara Therapeutics*	27,451	283
Coherus Biosciences*^	117,850	1,990
Exact Sciences*	75,280	922
Gilead Sciences	14,610	1,219
Heron Therapeutics*^	96,570	1,743
Momenta Pharmaceuticals*^	190,014	2,053
Oncomed Pharmaceuticals*	71,240	877
Progenics Pharmaceuticals*^	127,126	536
Prothena*^	20,590	720
Raptor Pharmaceuticals*^	177,530	953
Retrophin*^	90,354	1,609
Tesaro*^	9,690	814
Trevena*^	136,300	859
Vascular Biogenics*	178,710	824
Total Biotechnology		19,087

Health care equipment & supplies-14.1%
CONMED^	45,418	2,168
Edwards Lifesciences*^	19,300	1,925
Intuitive Surgical*^	2,610	1,726
St. Jude Medical^	27,900	2,176
Total Health care equipment & supplies		7,995

Health care providers & services-3.6%
Adeptus Health, Cl A*^	24,880	1,285
BioTelemetry*^	47,048	767
Total Health care providers & services		2,052

Pharmaceuticals-41.7%
Abbott Laboratories^	77,490	3,046
Aratana Therapeutics*^	355,490	2,247
Bristol-Myers Squibb^	44,020	3,239
Cardiome Pharma(a)*^	400,000	2,052
Flamel Technologies ADR*^	114,338	1,228
GlaxoSmithKline ADR^	62,100	2,691
Horizon Pharma*^	71,420	1,176
Mallinckrodt*^	18,920	1,150
Ocera Therapeutics(a)*^	139,716	265
Paratek Pharmaceuticals*	61,480	855
Pfizer^	77,750	2,738
SteadyMed(a)*^	242,500	793
Teligent*^	321,286	2,294
Total Pharmaceuticals		23,774
Total Common stock (Cost $47,466)**		52,908

Warrant-0.0%
Biotechnology-0.0%
NephroGenex(a)*	65,000	—
Total Biotechnology		—
Total Warrant (Cost $—)**		—

Cash equivalent - 4.7%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.391%‡	2,665,422	2,665
Total Cash equivalent (Cost $2,665)**		2,665
Total Investments-97.7% (Cost $50,131)**		55,573
Segregated cash with brokers-86.8%		49,336
Securities sold short-(74.6)% (Proceeds $(47,527))**		(42,427)

Net Other assets (liabilities)-(9.9)%		(5,616)
Net Assets-100.0%		$56,866

Amounts designated as “-” have been rounded to $0.
(a)	These securities have been deemed illiquid by the Adviser and represent 5.47% of Net Assets.
*	Non-income producing security.
**	This number is listed in thousands.
^	All or a portion of the shares have been committed as collateral for open short positions.
‡	Rate shown is the 7-day effective yield as of June 30, 2016.

ADR	American Depositary Receipt
Cl	Class

See accompanying notes to schedules of investments.

Schedule of securities sold short

Turner Medical Sciences Long/Short Fund

June 30, 2016

(Unaudited)

		Value
	Shares	(000)
Common stock-24.8%
Biotechnology-5.5%
AbbVie	23,520	$1,457
Incyte	5,840	467
Intrexon	24,510	603
Regeneron Pharmaceuticals	1,730	604
Total Biotechnology		3,131
Food & staples retailing-1.7%

CVS Health	10,350	991
Total Food & staples retailing		991

Health care equipment & supplies-3.9%
Hologic	38,370	1,328
Zimmer Biomet Holdings	7,360	886
Total Health care equipment & supplies		2,214

Health care providers & services-4.5%
HCA Holdings	9,980	768
Laboratory Corp. of America Holdings	5,680	740
LifePoint Health	9,620	629
Universal Health Services, Cl B	3,250	436
Total Health care providers & services		2,573

Health care technology-0.9%
athenahealth	3,560	491
Total Health care technology		491

Life sciences tools & services-6.3%
ICON	12,040	843
Mettler-Toledo International	1,950	712
PerkinElmer	21,620	1,133
Waters	6,210	873
Total Life sciences tools & services		3,561

Pharmaceuticals-2.0%
Dr. Reddy’s Laboratories ADR	22,750	1,165
Total Pharmaceuticals		1,165
Total Common stock (Proceeds $14,350)*		14,126

Exchange traded funds - 49.8%
Health Care Select Sector SPDR Fund	100,340	7,196
iShares NASDAQ Biotechnology ETF	25,770	6,632
iShares Russell 2000 Growth ETF	68,470	7,872
SPDR S&P Biotech ETF	122,040	6,601
Total Exchange traded funds (Proceeds $33,177)*		28,301
Total Securities sold short-74.6% (Proceeds $47,527)*		$42,427

Percentages disclosed are based on total net assets of the Fund at June 30, 2016.

*                                         This number is listed in thousands.

ADR                     American Depositary Receipt

Cl                                    Class

ETF                         Exchange Traded Fund

SPDR                Standard & Poor’s Depositary Receipt

See accompanying notes to schedules of investments.

Schedule of investments

Turner Titan Long/Short Fund

June 30, 2016

(Unaudited)

		Value
	Shares	(000)
Common stock-89.7%†
Consumer discretionary-13.4%
2U*	8,810	$259
Amazon.com*^	1,520	1,088
CBS, Cl B^	14,320	780
Dave & Buster’s Entertainment*	4,380	205
Dollar General^	8,920	838
Lowe’s^	6,400	507
Starbucks	7,550	431
Wynn Resorts	3,960	359
Total Consumer discretionary		4,467

Consumer staples-4.5%
Constellation Brands, Cl A^	4,730	782
PepsiCo^	6,700	710
Total Consumer staples		1,492

Energy-5.6%
Antero Resources*	34,320	892
Halliburton	9,630	436
Whiting Petroleum*	58,520	542
Total Energy		1,870

Financials-10.0%
American Tower	5,000	568
Bank of New York Mellon^	11,020	428
CME Group^	5,280	514
Discover Financial Services	7,740	415
QTS Realty Trust, Cl A^	15,320	858
SunTrust Banks	7,770	319
The Charles Schwab^	8,800	223
Total Financials		3,325

Health care-13.5%
Abbott Laboratories	6,570	258
Alexion Pharmaceuticals*	2,930	342
Boston Scientific*^	30,340	709
Bristol-Myers Squibb^	10,350	762
Celgene*^	7,750	765
Oncomed Pharmaceuticals*	20,570	253
Prothena*	5,400	189
Thermo Fisher Scientific^	5,090	752
UnitedHealth Group, Cl B	2,450	346
Vascular Biogenics*	28,290	130
Total Health care		4,506

Industrials-6.3%
Eaton^	10,090	603
Northrop Grumman	1,290	287
Raytheon^	5,360	728
Southwest Airlines^	11,850	465
Total Industrials		2,083

Information technology-22.8%
Alphabet, Cl A*^	590	415
Broadcom^	4,430	688
Citrix Systems*	3,700	296
DST Systems	2,990	348
Electronic Arts*^	8,220	623
F5 Networks*^	6,350	723
Facebook, Cl A*^	5,290	605
Gigamon*	9,340	349
Monolithic Power Systems	5,000	342
NXP Semiconductors*^	8,720	683
Salesforce.com*^	11,110	881
ServiceNow*	5,090	338
Shopify, Cl A*	8,710	268
Vantiv, Cl A*^	6,400	362
Western Digital	6,000	284
Yelp*	11,300	343
Total Information technology		7,548

Materials-13.6%
AngloGold Ashanti ADR*	29,790	538
Barrick Gold ADR	48,480	1,034
Chemtura*	15,870	419
Kinross Gold*	165,760	811
Newmont Mining	26,390	1,032
Summit Materials, Cl A*	33,510	686
Total Materials		4,520
Total Common stock (Cost $27,361)**		29,811

Warrant-0.0%
Financials-0.0%
Atlas Mara(a)*	472,160	9
Total Financials		9
Total Warrant (Cost $92)**		9

Cash equivalent - 7.9%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.391%‡	2,626,798	2,627

Total Cash equivalent (Cost $2,627)**		2,627
Total Investments-97.6% (Cost $30,080)**		32,447

Segregated cash with brokers-71.2%		23,693
Securities sold short-(88.6)% (Proceeds $(29,869))**		(29,454)

Net Other assets (liabilities)-19.8%		6,569
Net Assets-100.0%		$33,255

(a)                       These securities have been deemed illiquid by the Adviser and represent 0.03% of Net Assets.

*                               Non-income producing security.

**                        This number is listed in thousands.

^                                All or a portion of the shares have been committed as collateral for open short positions.

†                             More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

‡                               Rate shown is the 7-day effective yield as of June 30, 2016.

ADR           American Depositary Receipt

Cl                          Class

See accompanying notes to schedules of investments.

Schedule of securities sold short

Turner Titan Long/Short Fund

June 30, 2016

(Unaudited)

		Value
	Shares	(000)
Common stock-58.0%
Consumer discretionary-13.8%
BorgWarner	9,960	$294
Buffalo Wild Wings	1,500	208
CarMax	8,370	410
Carnival, Cl A	11,200	496
Discovery Communications, Cl A	10,000	252
Hanesbrands	8,500	214
Marriott International, Cl A	6,100	405
O’Reilly Automotive	1,590	431
Priceline Group	400	500
Tesla Motors	2,200	467
Tiffany	3,870	235
TripAdvisor	4,720	303
VF	6,300	387
Total Consumer discretionary		4,602

Energy-11.4%
Apache	13,760	766
Continental Resources	14,200	643
Denbury Resources	131,200	471
Marathon Petroleum	7,500	285
Patterson-UTI Energy	45,950	979
Range Resources	14,970	646
Total Energy		3,790

Financials-2.7%
American Express	5,200	316
Franklin Resources	10,000	333
State Street	4,500	243
Total Financials		892

Health care-1.5%
Express Scripts Holdings	4,500	342
Varian Medical Systems	2,000	164
Total Health care		506

Industrials-14.6%
3M	3,450	604
AGCO	14,420	680
Applied Industrial Technologies	15,390	695
General Electric	8,220	259
Heartland Express	14,370	250
J.B. Hunt Transport Services	8,490	687
Kennametal	20,370	450
Roper Technologies	1,750	298
Swift Transportation	21,110	325
Textron	7,000	256
Valmont Industries	2,430	329
Total Industrials		4,833

Information technology-8.8%
Akamai Technologies	5,620	314
Alibaba Group Holding ADR	6,080	484
CDW Corp. of Delaware	7,100	285
Check Point Software Technologies	5,500	438
Cognizant Technology Solutions, Cl A	4,000	229
Intel	18,590	610
Linear Technology	7,360	342
Oclaro	47,220	230
Total Information technology		2,932

Materials-4.0%
Compass Minerals International	9,980	741
PolyOne	16,780	591
Total Materials		1,332

Telecommunication services-1.2%
SBA Communications, Cl A	3,600	389
Total Telecommunication services		389
Total Common stock (Proceeds $19,770)*		19,276

Exchange traded funds-30.6%
iShares Russell 1000 Growth ETF	30,550	3,066
SPDR S&P 500 ETF Trust	24,310	5,094
SPDR S&P Bank ETF	33,150	1,010
SPDR S&P Oil & Gas Exploration & Production ETF	28,960	1,008
Total Exchange traded funds (Proceeds $10,099)*		10,178
Total Securities sold short-88.6% (Proceeds $29,869)*		$29,454

Percentages disclosed are based on total net assets of the Fund at June 30, 2016.

*                                         This number is listed in thousands.

ADR                     American Depositary Receipt

Cl                                    Class

ETF                         Exchange Traded Fund

SPDR                Standard & Poor’s Depositary Receipt

See accompanying notes to schedules of investments.

Schedule of investments

Turner SMID Cap Growth Opportunities Fund

June 30, 2016

(Unaudited)

		Value
	Shares	(000)
Common stock-76.5%†
Consumer discretionary-9.7%
Burlington Stores*	27,000	$1,801
Five Below*	24,000	1,114
Texas Roadhouse	35,000	1,596
The Tile Shop Holdings*	65,000	1,292
Total Consumer discretionary		5,803

Energy-5.0%
Helmerich & Payne	20,000	1,343
Rice Midstream Partners LP	23,000	470
Rsp Permian*^	35,000	1,221
Total Energy		3,034

Financials-3.6%
Franklin Financial Network*	25,000	784
Physicians Realty Trust	66,000	1,387
Total Financials		2,171

Health care-18.8%
ABIOMED*	20,000	2,186
AMN Healthcare Services*	39,000	1,559
Anika Therapeutics*	30,000	1,610
Intuitive Surgical*	3,500	2,315
Ligand Pharmaceuticals, Cl B*^	20,000	2,384
Prestige Brands Holdings*	23,000	1,274
Total Health care		11,328

Industrials-10.3%
Beacon Roofing Supply*	37,000	1,682
Fortune Brands Home & Security	25,000	1,449
Huntington Ingalls Industries	12,000	2,017
Kar Auction Services	25,000	1,044
Total Industrials		6,192

Information technology-27.4%
Acacia Communications*^	5,000	200
Alarm.com Holding*^	70,000	1,794
Exlservice Holdings*	20,000	1,048
Gigamon*	40,000	1,496
Inphi*	17,000	545
Lam Research	17,000	1,429
Lumentum Holdings*	5,000	121
MaxLinear, Cl A*	39,000	701
Mercury Systems*	60,000	1,492
Mobileye*^	29,000	1,338
Monolithic Power Systems	20,000	1,366
Shopify, Cl A*	45,000	1,384
Ubiquiti Networks*	28,000	1,082
Ultratech*	55,000	1,263
Universal Display*	18,000	1,220
Total Information technology		16,479

Materials-1.7%
Agnico Eagle Mines^	19,000	1,017
Total Materials		1,017
Total Common stock (Cost $41,128)**		46,024

Cash equivalent - 32.9%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.391%‡	19,766,455	19,766

Total Cash equivalent (Cost $19,766)**		19,766
Total Investments-109.4% (Cost $60,894)**		65,790

Net Other assets (liabilities)-(9.4)%		(5,674)
Net Assets-100.0%		$60,116

*                           Non-income producing security.

**                    This number is listed in thousands.

^                            Security fully or partially on loan at June 30, 2016.  The total value of securities on loan at June 30, 2016 was $7,091**. Certain of these securities may have been sold prior to period end.

†                           More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

‡                           Rate shown is the 7-day effective yield as of June 30, 2016.

Cl                      Class

LP                   Limited Partnership

See accompanying notes to schedules of investments.

Schedule of investments

Turner Midcap Growth Fund

June 30, 2016

(Unaudited)

		Value
	Shares	(000)
Common stock-96.8%†
Consumer discretionary-22.7%
Aramark	108,520	$3,627
AutoZone*	3,950	3,136
CBS, Cl B	72,330	3,937
lululemon athletica*	38,110	2,815
Mohawk Industries*	11,490	2,180
Newell Rubbermaid	69,880	3,394
The Walt Disney	24,720	2,418
Ulta Salon, Cosmetics & Fragrance*	13,050	3,180
Wynn Resorts^	26,240	2,378
Total Consumer discretionary		27,065

Consumer staples-7.4%
Casey’s General Stores	13,690	1,800
Constellation Brands, Cl A	19,100	3,159
Monster Beverage*	24,410	3,923
Total Consumer staples		8,882

Energy-4.0%
Antero Resources*	69,120	1,796
Pioneer Natural Resources	19,720	2,982
Total Energy		4,778

Financials-3.4%
Intercontinental Exchange Group	15,660	4,008
Total Financials		4,008

Health care-17.1%
Achillion Pharmaceuticals*^	381,930	2,979
Boston Scientific*	148,560	3,472
CONMED	61,750	2,947
Edwards Lifesciences*	26,400	2,633
Intuitive Surgical*	7,010	4,636
Ligand Pharmaceuticals, Cl B*^	18,140	2,164
Prothena*^	46,220	1,616
Total Health care		20,447

Industrials-5.1%
Fortune Brands Home & Security	49,120	2,847
Southwest Airlines	82,360	3,230
Total Industrials		6,077

Information technology-32.6%
Broadcom	30,330	4,714
Cavium*^	69,334	2,676
Electronic Arts*	42,640	3,230
Facebook, Cl A*	34,640	3,959
Fiserv*	13,880	1,509
Lam Research	39,350	3,308
Monolithic Power Systems	53,030	3,623
NXP Semiconductors*	34,250	2,683
Proofpoint*	42,470	2,679
Salesforce.com*	53,740	4,267
Shopify, Cl A*	104,780	3,223
Vantiv, Cl A*	52,100	2,949
Total Information technology		38,820

Materials-2.7%
PPG Industries	30,820	3,210
Total Materials		3,210

Telecommunication services-1.8%
Zayo Group Holdings*	75,140	2,099
Total Telecommunication services		2,099
Total Common stock (Cost $100,042)**		115,386

Cash equivalent - 12.8%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.391%‡	15,326,800	15,327

Total Cash equivalent (Cost $15,327)**		15,327
Total Investments-109.6% (Cost $115,369)**		130,713

Net Other assets (liabilities)-(9.6)%		(11,425)
Net Assets-100.0%		$119,288

*                           Non-income producing security.

**                    This number is listed in thousands.

^                            Security fully or partially on loan at June 30, 2016.  The total value of securities on loan at June 30, 2016 was $8,629**.  Certain of these securities may have been sold prior to period end.

†                           More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

‡                           Rate shown is the 7-day effective yield as of June 30, 2016.

Cl                      Class

See accompanying notes to schedules of investments.

Schedule of investments

Turner Small Cap Growth Fund

June 30, 2016

(Unaudited)

		Value
	Shares	(000)
Common stock-101.5%†
Consumer discretionary-8.8%
Duluth Holdings, Cl A*	25,000	$612
Jack In The Box	11,000	945
LGI Homes*	18,000	575
Pinnacle Entertainment*	75,000	831
TAL Education Group ADR*	6,000	372
Total Consumer discretionary		3,335

Consumer staples-2.5%
Amplify Snack Brands*^	64,000	944
Total Consumer staples		944

Energy-3.8%
Parsley Energy, Cl A*	24,000	649
US Silica Holdings	23,000	793
Total Energy		1,442

Financials-4.0%
CyrusOne	18,000	1,001
Home BancShares	26,000	515
Total Financials		1,516

Health care-26.7%
ABIOMED*	14,000	1,530
Achillion Pharmaceuticals*^	95,000	741
Anika Therapeutics*	15,000	805
Cantel Medical	11,000	756
Cerus*	60,000	374
Cynosure, Cl A*	20,000	973
Genmark Diagnostics*	25,000	218
Ligand Pharmaceuticals, Cl B*^	11,000	1,312
Masimo*	22,000	1,155
NuVasive*	18,000	1,075
Repligen*	45,000	1,231
Total Health care		10,170

Industrials-5.1%
Insperity	8,000	618
John Bean Technologies	11,000	674
Masonite International*	10,000	661
Total Industrials		1,953

Information technology-45.8%
Alarm.com Holding*^	35,000	897
CUI Global*^	217,000	1,096
Digimarc*^	77,000	2,460
Ellie Mae*	10,000	917
Five9*	50,000	595
Gigamon*	30,000	1,122
Grubhub*	8,000	249
HubSpot*^	19,000	825
Methode Electronics	28,500	976
Paycom Software*^	22,000	951
Proofpoint*	17,000	1,073
Remark Media(a)*	445,000	1,886
Shopify, Cl A*	53,000	1,630
Ultratech*	40,000	919
Universal Display*	17,000	1,153
Weibo ADR*	24,000	682
Total Information technology		17,431

Materials-4.8%
Berry Plastics Group*	21,000	816
Senomyx*^	370,000	1,017
Total Materials		1,833
Total Common stock (Cost $33,763)**		38,624

Cash equivalent - 24.3%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.391%‡	9,261,261	9,261

Total Cash equivalent (Cost $9,261)**		9,261
Total Investments-125.8% (Cost $43,024)**		47,885

Net Other assets (liabilities)-(25.8)%		(9,832)
Net Assets-100.0%		$38,053

(a)                   These securities have been deemed illiquid by the Adviser and represent 4.96% of Net Assets.

*                           Non-income producing security.

**                    This number is listed in thousands.

^                            Security fully or partially on loan at June 30, 2016.  The total value of securities on loan at June 30, 2016 was $9,078**.  Certain of these securities may have been sold prior to period end.

†                           More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

‡                           Rate shown is the 7-day effective yield as of June 30, 2016.

ADR       American Depositary Receipt

Cl                      Class

See accompanying notes to schedules of investments.

Notes to Schedules of Investments

June 30, 2016 (Unaudited)

1. Organization:

Turner Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The funds included herein are Turner Medical Sciences Long/Short Fund (“Medical Sciences Long/Short Fund”), Turner Titan Long/Short Fund (“Titan Long/Short Fund,” formerly Turner Spectrum Fund and subsequently Turner Titan II Fund), Turner SMID Cap Growth Opportunities Fund (“SMID Cap Growth Opportunities Fund”, formerly Turner Emerging Growth Fund), Turner Midcap Growth Fund (“Midcap Growth Fund”), and Turner Small Cap Growth Fund (“Small Cap Growth Fund”), each a “Fund” and collectively the “Funds.”

Each Fund is registered as a diversified portfolio of the Trust.

The Funds are registered to offer different classes of shares: Institutional Class Shares, Investor Class Shares, Retirement Class Shares, Class C Shares, or a combination of the four. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

2. Significant accounting policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of the Schedules of investments and the Schedules of securities sold short.

Use of estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Security valuation — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical investments

Notes to Schedules of Investments

June 30, 2016 (Unaudited)

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including American Depository Receipts (“ADRs”), are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. To the extent these securities are valued at the last sales price or NASDAQ Official Closing Price, they are categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain bid and ask prices from two broker-dealers who make a market in the security and determine the average of the two. In this situation, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees.  The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

Notes to Schedules of Investments

June 30, 2016 (Unaudited)

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector.

In the event that Turner Investments, L.P.  (the “Adviser”) believes that the fair values provided by a third party fair valuation vendor are not reliable, or believes that a foreign security held by a Fund should be fair valued for any other reason, the Adviser shall contact the Sub-administrator, Citi Fund Services, Ohio, Inc., and request that a meeting of the Committee be held. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following table is a summary of inputs used to value the Funds’ investments as of June 30, 2016.  The breakdown, by sub-category, of the “common stock” category is disclosed in the Schedule of investments and Schedule of securities sold short for each Fund, as applicable.

	Level 1 (000)	Level 2 (000)		Total (000)

Medical Sciences Long/Short Fund

Investments in Securities
Common stock	$52,908	$—		$52,908
Cash equivalent	2,665	—		2,665
Warrant	—	—	*	—	*
Total Investments in securities	$55,573	$—		$55,573

Securities Sold Short
Common stock	$14,126	$—		$14,126
Exchange traded funds	28,301	—		28,301
Total Securities sold short	$42,427	$—		$42,427

Titan Long/Short Fund

Investments in Securities
Common stock	$29,811	$—		$29,811
Cash equivalent	2,627	—		2,627
Warrant	9	—		9
Total Investments in securities	$32,447	$—		$32,447

Notes to Schedules of Investments

June 30, 2016 (Unaudited)

	Level 1 (000)	Level 2 (000)	Total (000)

Securities Sold Short
Common stock	$19,276	$—	$19,276
Exchange traded funds	10,178	—	10,178
Total Securities sold short	$29,454	$—	$29,454

SMID Cap Growth Opportunities Fund

Investments in Securities
Common stock	$46,024	$—	$46,024
Cash equivalent	19,766	—	19,766
Total Investments in securities	$65,790	$—	$65,790

Midcap Growth Fund

Investments in Securities
Common stock	$115,386	$—	$115,386
Cash equivalent	15,327	—	15,327
Total Investments in securities	$130,713	$—	$130,713

Small Cap Growth Fund

Investments in Securities
Common stock	$38,624	$—	$38,624
Cash equivalent	9,261	—	9,261
Total Investments in securities	$47,885	$—	$47,885

*Represents interest in securities that were determined to have a value of zero at June 30, 2016.

For each Fund there were no transfers between the Levels as of June 30, 2016 based on the input Levels assigned at September 30, 2015.

Security transactions — Security transactions are accounted for on the date the security is purchased or sold (trade date).

Securities sold short — Consistent with each Fund’s investment objectives, the Funds may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date and shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes.

Notes to Schedules of Investments

June 30, 2016 (Unaudited)

The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the brokers as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the short positions. The Medical Sciences Long/Short Fund and Titan Long/Short Fund engaged in short sales during the period ended June 30, 2016.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities.

3.  Loans of portfolio securities:

The Funds may lend securities in their portfolios pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. Cash collateral received is invested in the Dollar Shares of the BlackRock Liquidity Funds TempCash, a money market fund. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on the projected lending activity.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

Notes to Schedules of Investments

June 30, 2016 (Unaudited)

The following Funds had securities on loan and had invested cash collateral, subject to offset under a MSLA, with the following values as of June 30, 2016:

Fund	Value of Securities on Loan (000)	Value of Collateral (000)*	Net Amount (000)
SMID Cap Growth Opportunities Fund	$7,091	$7,084	7
Midcap Growth Fund	8,629	8,629	—
Small Cap Growth Fund	9,078	9,078	—

*The actual value of collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the value of securities on loan as disclosed in the Schedule of investments.

4.  Concentration/risks:

Certain Funds invest a high percentage of their assets in specific market sectors in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to positive or negative economic, political, and regulatory developments in a particular market sector of the market and may experience the effect of this increased volatility on the Fund’s net asset value and a magnified effect on the Fund’s total return.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest companies in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

5. Federal tax information:

At June 30, 2016, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the investments held by each Fund, excluding securities sold short, were as follows:

	Federal tax cost (000)	Unrealized appreciation (000)	Unrealized depreciation (000)	Net unrealized appreciation (depreciation) (000)
Medical Sciences Long/Short Fund	$52,456	$7,901	$(4,784)	$3,117
Titan Long/Short Fund	30,839	2,868	(1,260)	1,608
SMID Cap Growth Opportunities Fund	61,565	4,914	(689)	4,225
Midcap Growth Fund	116,478	16,652	(2,417)	14,235
Small Cap Growth Fund	44,707	5,665	(2,487)	3,178

Notes to Schedules of Investments

June 30, 2016 (Unaudited)

6. Subsequent Events:

The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the Schedules of investments were issued.

The Adviser has entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Turner Investment Holdings L.P. (“TIH”) by which TIH has agreed to acquire, directly and indirectly, all of the outstanding equity interests of the Adviser through a merger transaction. The transactions contemplated by the Merger Agreement (the “Acquisition”) resulted in a change of control of Turner effective as of the closing of the Acquisition (the “Closing”). The Closing was subject to certain conditions and took place on August 18, 2016. Turner Investments LLC (“New Turner”) has succeeded to the investment adviser registration of Turner and has succeeded Turner as the investment adviser to each of the Funds.

Pursuant to the terms of the current investment advisory agreement between Turner and the Trust, on behalf of each of the Funds, the Acquisition is considered an assignment of the investment advisory agreement, and will result in its automatic termination. On June 10, 2016, the Board of Trustees of the Trust approved an interim advisory agreement and a new investment advisory agreement with New Turner, on behalf of each of the Funds. The new investment advisory agreement contains substantially similar terms as the current investment advisory agreement with Turner, including identical advisory fees. As of the Closing, New Turner provides investment advisory services to each Fund pursuant to the interim advisory agreement. New Turner will also provide investment advisory services to each Fund pursuant to the new advisory agreement, provided that such advisory agreement is approved by Fund shareholders. The interim advisory agreement became effective with respect to each Fund upon the Closing. The interim advisory agreement provides that, for up to 150 days following the date of the Closing, New Turner will act as investment adviser to each Fund on substantially the same terms and with the identical fee structure as the current investment advisory agreement until the new advisory agreement is approved by shareholders.

A special meeting of shareholders of the Funds will be held at which shareholders will be asked to consider and approve the new investment advisory agreement. Shareholders of record of each Fund as of the record date will be entitled to vote and should expect to receive a proxy statement providing more information about the new investment advisory agreement.

Based on this evaluation, other than the event noted above, no additional disclosures and/or adjustments were required as of June 30, 2016.

THE SCHEDULES OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUNDS’ SEMIANNUAL REPORT OR AUDITED ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUNDS.

Item 2.   Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosures controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30(a)-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Turner Funds
By (Signature and Title)	/s/ Robert E. Turner
Robert E. Turner, President (Principal Executive Officer)

Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert E. Turner
Robert E. Turner, President (Principal Executive Officer)

Date:	August 26, 2016

By (Signature and Title)	/s/ Joel B. Engle
Joel B. Engle, Controller and Chief Financial Officer (Principal Financial Officer)

Date:	August 26, 2016